Right of Use Assets, Net	6 Months Ended
Jun. 30, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right of Use Assets, Net

12. RIGHT-OF-USE ASSETS, NET

	Real Estate	Railcars & Barges	Storage Assets (1)	Refining Equipment	Other	Total
COST
As at January 1, 2019 (Note 3)	517	63	292	13	9	894
Additions	10	118	13	-	1	142
Exchange Rate Movements and Other	1	(1)	(6)	-	-	(6)
As at June 30, 2019	528	180	299	13	10	1,030

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at January 1, 2019 (Note 3)	-	-	-	1	-	1
DD&A	16	15	35	1	2	69
Impairment Losses	4	-	-	-	-	4
As at June 30, 2019	20	15	35	2	2	74

CARRYING VALUE
As at January 1, 2019 (Note 3)	517	63	292	12	9	893
As at June 30, 2019	508	165	264	11	8	956
(1)	Storage assets include caverns and tanks.